Goodwill and intangible assets - Core Deposit and Other Intangibles (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 62,523	$ 52,363
Accumulated Amortization	(40,097)	(34,774)
Net Carrying Amount	22,426	17,589
Core deposit intangible
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	59,835	49,675
Accumulated Amortization	(38,807)	(33,861)
Net Carrying Amount	21,028	15,814
Customer base trust intangible
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,600	1,600
Accumulated Amortization	(547)	(387)
Net Carrying Amount	1,053	1,213
Manufactured housing servicing intangible
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,088	1,088
Accumulated Amortization	(743)	(526)
Net Carrying Amount	$ 345	$ 562